Financial assets granted as collateral (Details Text) R$ in Thousands	Dec. 31, 2017 BRL (R$)
Financial assets granted as collateral (Details Text)
Financial instruments pledged as collateral and classified as available for sale - Unrealized gains	R$ 3,246,351
Financial instruments pledged as collateral and classified as available for sale - Unrealized losses	557,974
May be repledged
Financial assets granted as collateral (Details Text)
Collateral is a conditional commitment to ensure that the contractual clauses of a repurchase agreements are complied	178,964,158
Sold or repledged
Financial assets granted as collateral (Details Text)
Collateral is a conditional commitment to ensure that the contractual clauses of a repurchase agreements are complied	R$ 5,011,015